PRIVATE PLACEMENT (Details Narrative)	8 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement | $	$ 14,204,375
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares	14,204,375
Proceeds from Issuance of Private Placement | $	$ 14,204,375
IPO [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares	14,204,375
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.00